Other disclosures - Risk Management and Principal Risks (audited) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Maximum exposure and effects of collateral and other credit enhancements (audited)

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
As at 31 December 2021	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	238,574	—	—	—	—	238,574
Cash collateral and settlement balances	92,542	—	—	—	—	92,542
Loans and advances at amortised cost:
Home loans	169,205	—	(339)	(168,627)	(146)	93
Credit cards, unsecured loans and other retail lending	41,793	—	(1,050)	(4,560)	(252)	35,931
Wholesale loans	150,453	(5,001)	(128)	(42,691)	(23,104)	79,529
Total loans and advances at amortised cost	361,451	(5,001)	(1,517)	(215,878)	(23,502)	115,553
Of which credit-impaired (Stage 3):
Home loans	1,725	—	(11)	(1,714)	—	—
Credit cards, unsecured loans and other retail lending	828	—	(29)	(229)	(3)	567
Wholesale loans	2,161	—	(1)	(717)	(765)	678
Total credit-impaired loans and advances at amortised cost	4,714	—	(41)	(2,660)	(768)	1,245
Reverse repurchase agreements and other similar secured lending	3,227	—	—	(3,227)	—	—
Trading portfolio assets:
Debt securities	50,864	—	—	(461)	—	50,403
Traded loans	12,525	—	—	(268)	—	12,257
Total trading portfolio assets	63,389	—	—	(729)	—	62,660
Financial assets at fair value through the income statement:
Loans and advances	38,667	—	—	(31,263)	—	7,404
Debt securities	2,305	—	—	(319)	—	1,986
Reverse repurchase agreements	145,014	—	(1,428)	(143,057)	—	529
Other financial assets	111	—	—	—	—	111
Total financial assets at fair value through the income statement	186,097	—	(1,428)	(174,639)	—	10,030
Derivative financial instruments	262,572	(202,519)	(34,598)	(5,887)	(5,738)	13,830
Financial assets at fair value through other comprehensive income	60,851	—	—	(53)	(1,164)	59,634
Other assets	1,212	—	—	—	—	1,212
Total on-balance sheet	1,269,915	(207,520)	(37,543)	(400,413)	(30,404)	594,035

Off-balance sheet:
Contingent liabilities	21,346	—	(906)	(1,367)	(256)	18,817
Loan commitments	345,711	—	(141)	(44,777)	(1,668)	299,125
Total off-balance sheet	367,057	—	(1,047)	(46,144)	(1,924)	317,942

Total	1,636,972	(207,520)	(38,590)	(446,557)	(32,328)	911,977

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
As at 31 December 2020	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	191,127	—	—	—	—	191,127
Cash collateral and settlement balances	101,367	—	—	—	—	101,367
Loans and advances at amortised cost:
Home loans	159,647	—	(284)	(159,203)	(85)	75
Credit cards, unsecured loans and other retail lending	40,813	—	(967)	(3,825)	(195)	35,826
Wholesale loans	142,172	(6,988)	(62)	(37,103)	(23,963)	74,056
Total loans and advances at amortised cost	342,632	(6,988)	(1,313)	(200,131)	(24,243)	109,957
Of which credit-impaired (Stage 3):
Home loans	1,813	—	(14)	(1,796)	—	3
Credit cards, unsecured loans and other retail lending	921	—	(14)	(237)	(2)	668
Wholesale loans	2,525	—	(4)	(872)	(232)	1,417
Total credit-impaired loans and advances at amortised cost	5,259	—	(32)	(2,905)	(234)	2,088
Reverse repurchase agreements and other similar secured lending	9,031	—	—	(9,031)	—	—
Trading portfolio assets:
Debt securities	56,482	—	—	(391)	—	56,091
Traded loans	8,348	—	—	(374)	—	7,974
Total trading portfolio assets	64,830	—	—	(765)	—	64,065
Financial assets at fair value through the income statement:
Loans and advances	30,879	—	(9)	(23,677)	—	7,193
Debt securities	1,693	—	—	(292)	—	1,401
Reverse repurchase agreements	137,616	—	(672)	(136,537)	—	407
Other financial assets	343	—	—	—	—	343
Total financial assets at fair value through the income statement	170,531	—	(681)	(160,506)	—	9,344
Derivative financial instruments	302,446	(233,080)	(43,291)	(4,773)	(6,409)	14,893
Financial assets at fair value through other comprehensive income	77,927	—	—	(106)	(1,385)	76,436
Other assets	850	—	—	—	—	850
Total on-balance sheet	1,260,741	(240,068)	(45,285)	(375,312)	(32,037)	568,039

Off-balance sheet:
Contingent liabilities	21,609	—	(1,095)	(2,135)	(282)	18,097
Loan commitments	333,049	—	(128)	(40,714)	(1,520)	290,687
Total off-balance sheet	354,658	—	(1,223)	(42,849)	(1,802)	308,784

Total	1,615,399	(240,068)	(46,508)	(418,161)	(33,839)	876,823

Loans and advances at amortised cost by stage and product (audited)

Loans and advances at amortised cost by stage (audited)
	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2021	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	160,695	22,779	2,915	186,389	261	949	728	1,938	184,451
Barclays International	25,981	2,691	1,566	30,238	603	795	858	2,256	27,982
Head Office	3,735	429	705	4,869	2	36	347	385	4,484
Total Barclays Group retail	190,411	25,899	5,186	221,496	866	1,780	1,933	4,579	216,917
Barclays UK	35,571	1,917	969	38,457	153	43	111	307	38,150
Barclays International	92,341	13,275	1,059	106,675	187	192	458	837	105,838
Head Office	542	2	21	565	—	—	19	19	546
Total Barclays Group wholesale[a]	128,454	15,194	2,049	145,697	340	235	588	1,163	144,534
Total loans and advances at amortised cost	318,865	41,093	7,235	367,193	1,206	2,015	2,521	5,742	361,451
Off-balance sheet loan commitments and financial guarantee contracts[b]	312,142	34,815	1,298	348,255	217	302	23	542	347,713
Total[c]	631,007	75,908	8,533	715,448	1,423	2,317	2,544	6,284	709,164

					Loan impairment charge and loan loss rate
	Coverage ratio				Loan impairment charge/(release)	Loan loss rate
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2021%		%	%	%	£m	bps
Barclays UK	0.2	4.2	25.0	1.0	(227)	—
Barclays International	2.3	29.5	54.8	7.5	181	60
Head Office	0.1	8.4	49.2	7.9	—	—
Total Barclays Group retail	0.5	6.9	37.3	2.1	(46)	—
Barclays UK	0.4	2.2	11.5	0.8	122	32
Barclays International	0.2	1.4	43.2	0.8	(197)	—
Head Office	—	—	90.5	3.4	—	—
Total Barclays Group wholesale[a]	0.3	1.5	28.7	0.8	(75)	—
Total loans and advances at amortised cost	0.4	4.9	34.8	1.6	(121)	—
Off-balance sheet loan commitments and financial guarantee contracts[b]	—	0.9	1.8	0.2	(514)
Other financial assets subject to impairment[c]					(18)
Total	0.2	3.1	29.8	0.9	(653)
Notes
a    Includes Wealth and Private Banking exposures measured on an individual customer exposure basis, and excludes Business Banking exposures, including BBLs of £9.4bn that are managed on a collective basis and reported within BUK Retail. The net impact is a difference in total exposure of £5,994m of balances reported as wholesale loans in the Loans and advances at amortised cost by product disclosure.
b    Excludes loan commitments and financial guarantees of £18.8bn carried at fair value.
c    Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £155.2bn and impairment allowance of £114m. This comprises £6m ECL on £154.9bn Stage 1 assets, £1m on £157m Stage 2 fair value through other comprehensive income assets, other assets, cash collateral and settlement assets and £107m on £110m Stage 3 other assets.

Loans and advances at amortised cost by stage (audited)
	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2020	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	153,250	23,896	2,732	179,878	332	1,509	1,147	2,988	176,890
Barclays International[a]	21,048	5,500	1,992	28,540	396	1,329	1,205	2,930	25,610
Head Office	4,267	720	844	5,831	4	51	380	435	5,396
Total Barclays Group retail	178,565	30,116	5,568	214,249	732	2,889	2,732	6,353	207,896
Barclays UK	31,918	4,325	1,126	37,369	13	129	116	258	37,111
Barclays International[a]	79,911	16,565	2,270	98,746	288	546	859	1,693	97,053
Head Office	570	—	33	603	—	—	31	31	572
Total Barclays Group wholesale[b]	112,399	20,890	3,429	136,718	301	675	1,006	1,982	134,736
Total loans and advances at amortised cost	290,964	51,006	8,997	350,967	1,033	3,564	3,738	8,335	342,632
Off-balance sheet loan commitments and financial guarantee contracts[c]	289,939	52,891	2,330	345,160	256	758	50	1,064	344,096
Total[d]	580,903	103,897	11,327	696,127	1,289	4,322	3,788	9,399	686,728

					Loan impairment charge and loan loss rate
	Coverage ratio				Loan impairment charge	Loan loss rate
	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2020%		%	%	%	£m	bps
Barclays UK	0.2	6.3	42.0	1.7	1,070	59
Barclays International[a]	1.9	24.2	60.5	10.3	1,680	589
Head Office	0.1	7.1	45.0	7.5	91	156
Total Barclays Group retail	0.4	9.6	49.1	3.0	2,841	133
Barclays UK	—	3.0	10.3	0.7	154	41
Barclays International[a]	0.4	3.3	37.8	1.7	914	93
Head Office	—	—	93.9	5.1	—	—
Total Barclays Group wholesale[b]	0.3	3.2	29.3	1.4	1,068	78
Total loans and advances at amortised cost	0.4	7.0	41.5	2.4	3,909	111
Off-balance sheet loan commitments and financial guarantee contracts[c]	0.1	1.4	2.1	0.3	776
Other financial assets subject to impairment[d]					153
Total[e]	0.2	4.2	33.4	1.4	4,838
Notes
a    Private Banking have refined the methodology to classify £5bn of their exposure between Wholesale and Retail during the year.
b    Included in the above analysis are Wealth and Private Banking exposures measured on an individual customer exposure basis, and excludes Business Banking exposures that are managed on a collective basis. The net impact is a difference in total exposure of £7,551m of balances reported as wholesale loans in the Loans and advances at amortised cost by product disclosure.
c    Excludes loan commitments and financial guarantees of £9.5bn carried at fair value.
d    Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £180.3bn and impairment allowance of £165m. This comprises £11m ECL on £175.7bn Stage 1 assets £9m on £4.4bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £145m on £154m Stage 3 other assets.
e    The loan loss rate is 138bps after applying the total impairment charge of £4,838m.

Loans and advances at amortised cost by product (audited)
		Stage 2
As at 31 December 2021	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	148,058	17,133	1,660	707	19,500	2,122	169,680
Credit cards, unsecured loans and other retail lending	37,840	5,102	300	248	5,650	2,332	45,822
Wholesale loans	132,967	15,246	306	391	15,943	2,781	151,691
Total	318,865	37,481	2,266	1,346	41,093	7,235	367,193

Impairment allowance
Home loans	19	46	6	7	59	397	475
Credit cards, unsecured loans and other retail lending	824	1,493	85	123	1,701	1,504	4,029
Wholesale loans	363	248	4	3	255	620	1,238
Total	1,206	1,787	95	133	2,015	2,521	5,742

Net exposure
Home loans	148,039	17,087	1,654	700	19,441	1,725	169,205
Credit cards, unsecured loans and other retail lending	37,016	3,609	215	125	3,949	828	41,793
Wholesale loans	132,604	14,998	302	388	15,688	2,161	150,453
Total	317,659	35,694	2,171	1,213	39,078	4,714	361,451

Coverage ratio	%	%	%	%	%	%	%
Home loans	—	0.3	0.4	1.0	0.3	18.7	0.3
Credit cards, unsecured loans and other retail lending	2.2	29.3	28.3	49.6	30.1	64.5	8.8
Wholesale loans	0.3	1.6	1.3	0.8	1.6	22.3	0.8
Total	0.4	4.8	4.2	9.9	4.9	34.8	1.6

As at 31 December 2020
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	138,639	16,651	1,785	876	19,312	2,234	160,185
Credit cards, unsecured loans and other retail lending	33,021	9,470	544	306	10,320	3,172	46,513
Wholesale loans	119,304	19,501	1,097	776	21,374	3,591	144,269
Total	290,964	45,622	3,426	1,958	51,006	8,997	350,967

Impairment allowance
Home loans	33	57	13	14	84	421	538
Credit cards, unsecured loans and other retail lending	680	2,382	180	207	2,769	2,251	5,700
Wholesale loans	320	650	50	11	711	1,066	2,097
Total	1,033	3,089	243	232	3,564	3,738	8,335

Net exposure
Home loans	138,606	16,594	1,772	862	19,228	1,813	159,647
Credit cards, unsecured loans and other retail lending	32,341	7,088	364	99	7,551	921	40,813
Wholesale loans	118,984	18,851	1,047	765	20,663	2,525	142,172
Total	289,931	42,533	3,183	1,726	47,442	5,259	342,632

Coverage ratio	%	%	%	%	%	%	%
Home loans	—	0.3	0.7	1.6	0.4	18.8	0.3
Credit cards, unsecured loans and other retail lending	2.1	25.2	33.1	67.6	26.8	71.0	12.3
Wholesale loans	0.3	3.3	4.6	1.4	3.3	29.7	1.5
Total	0.4	6.8	7.1	11.8	7.0	41.5	2.4

Movement in gross exposure and impairment allowance including provisions for loan commitments and financial guarantees (audited)
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the methodology used to determine credit impairment provisions is included in Note 7. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 12-month period.

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2021	138,639	33	19,312	84	2,234	421	160,185	538
Transfers from Stage 1 to Stage 2	(7,672)	(2)	7,672	2	—	—	—	—
Transfers from Stage 2 to Stage 1	5,336	32	(5,336)	(32)	—	—	—	—
Transfers to Stage 3	(282)	—	(469)	(9)	751	9	—	—
Transfers from Stage 3	35	1	203	5	(238)	(6)	—	—
Business activity in the year[a]	32,744	7	1,243	5	4	—	33,991	12
Refinements to models used for calculation[b]	—	—	—	(4)	—	38	—	34
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(8,131)	(50)	(1,090)	12	(216)	(26)	(9,437)	(64)
Final repayments	(12,039)	(2)	(2,009)	(4)	(392)	(18)	(14,440)	(24)
Disposals[c]	(572)	—	(26)	—	—	—	(598)	—
Write-offs[d]	—	—	—	—	(21)	(21)	(21)	(21)
As at 31 December 2021[e]	148,058	19	19,500	59	2,122	397	169,680	475

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	33,021	680	10,320	2,769	3,172	2,251	46,513	5,700
Transfers from Stage 1 to Stage 2	(1,894)	(78)	1,894	78	—	—	—	—
Transfers from Stage 2 to Stage 1	4,717	1,174	(4,717)	(1,174)	—	—	—	—
Transfers to Stage 3	(529)	(22)	(790)	(370)	1,319	392	—	—
Transfers from Stage 3	55	26	32	19	(87)	(45)	—	—
Business activity in the year[a]	7,842	119	257	62	42	19	8,141	200
Refinements to models used for calculation[b]	—	(5)	—	(33)	—	14	—	(24)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes[f]	(2,793)	(1,030)	(848)	389	(165)	620	(3,806)	(21)
Final repayments	(2,579)	(40)	(498)	(39)	(212)	(92)	(3,289)	(171)
Disposals[c]	—	—	—	—	(287)	(205)	(287)	(205)
Write-offs[d]	—	—	—	—	(1,450)	(1,450)	(1,450)	(1,450)
As at 31 December 2021[e]	37,840	824	5,650	1,701	2,332	1,504	45,822	4,029

Wholesale loans
As at 1 January 2021	119,304	320	21,374	711	3,591	1,066	144,269	2,097
Transfers from Stage 1 to Stage 2	(6,115)	(19)	6,115	19	—	—	—	—
Transfers from Stage 2 to Stage 1	9,137	257	(9,137)	(257)	—	—	—	—
Transfers to Stage 3	(804)	(4)	(377)	(21)	1,181	25	—	—
Transfers from Stage 3	580	23	410	22	(990)	(45)	—	—
Business activity in the year[a]	34,804	95	1,774	18	283	50	36,861	163
Refinements to models used for calculation[b]	—	8	—	11	—	—	—	19
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(417)	(268)	721	(68)	(211)	67	93	(269)
Final repayments	(22,219)	(34)	(4,734)	(174)	(545)	(131)	(27,498)	(339)
Disposals[c]	(1,303)	(15)	(203)	(6)	(163)	(47)	(1,669)	(68)
Write-offs[d]	—	—	—	—	(365)	(365)	(365)	(365)
As at 31 December 2021[e]	132,967	363	15,943	255	2,781	620	151,691	1,238
Notes
a    Business activity in the year does not include additional drawdowns on the existing facility which are reported under 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes'.
b    Refinements to models used for calculation include a £34m movement in Home loans, £24m in Credit cards, unsecured loans and other retail lending and £19m in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
c    The £598m disposals reported within Home loans relate to transfer of facilities to a non-consolidated special purpose vehicle for the purpose of securitisation. The £287m disposals reported within Credit cards, unsecured loans and other retail lending portfolio relate to debt sales undertaken during the year. The £1.7bn disposal reported within Wholesale loans includes a £1.0bn sale of Barclays Asset Finance and a £0.7bn of debt sales.
d    In 2021, gross write-offs amounted to £1,836m (2020: £1,964m) and post write-off recoveries amounted to £66m (2020: £35m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,770m (2020: £1,929m).
e    Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £155.2bn (December 2020: £180.3bn) and impairment allowance of £114m (December 2020: £165m). This comprises £6m ECL (December 2020: £11m) on £154.9bn Stage 1 assets (December 2020: £175.7bn), £1m (December 2020: £9m) on £157m Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2020: £4.4bn) and £107m (December 2020: £145m) on £110m Stage 3 other assets (December 2020: £154m).
f    Transfers and risk parameters change include a £0.3bn (2020: £0.6bn) net release in ECL arising from reclassification of £1.9bn (2020: £2.0bn) gross loans and advances from Stage 2 to Stage 1 in Credit cards, unsecured loans and other retail lending. The reclassification followed a review of back-testing of results which indicated that accuracy of origination probability of default characteristics require management adjustments to correct and was first established in Q220.

Reconciliation of ECL movement to credit impairment (release)/charge for the period	£m
Home loans	(42)
Credit cards, unsecured loans and other retail lending	(16)
Wholesale loans	(426)
ECL movement excluding assets derecognised due to disposals and write-offs	(484)
Recoveries and reimbursements[a]	240
Exchange and other adjustments[b]	123
Credit impairment release on loan commitments and financial guarantees	(514)
Credit impairment release on other financial assets[c]	(18)
Credit impairment release for the year	(653)
Notes
a    Recoveries and reimbursements includes a net reduction in amounts recoverable from financial guarantee contracts held with third parties of £306m and cash recoveries of previously written off amounts of £66m.
b    Includes foreign exchange and interest and fees in suspense.
c    Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £155.2bn (December 2020: £180.3bn) and impairment allowance of £114m (December 2020: £165m). This comprises £6m ECL (December 2020: £11m) on £154.9bn Stage 1 assets (December 2020: £175.7bn), £1m (December 2020: £9m) on £157m Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2020: £4.4bn) and £107m (December 2020: £145m) on £110m Stage 3 other assets (December 2020: £154m).

Loan commitments and financial guarantees (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2021	11,861	—	516	—	5	—	12,382	—
Net transfers between stages	(131)	—	124	—	7	—	—	—
Business activity in the year	7,034	—	—	—	—	—	7,034	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,556)	—	(64)	—	(4)	—	(7,624)	—
Limit management and final repayments	(375)	—	(44)	—	(5)	—	(424)	—
As at 31 December 2021	10,833	—	532	—	3	—	11,368	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2021	114,371	55	12,117	305	229	23	126,717	383
Net transfers between stages	5,769	206	(6,379)	(213)	610	7	—	—
Business activity in the year	11,206	—	430	—	2	—	11,638	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(742)	(207)	217	(24)	(526)	(10)	(1,051)	(241)
Limit management and final repayments	(7,785)	(4)	(667)	(7)	(97)	—	(8,549)	(11)
As at 31 December 2021	122,819	50	5,718	61	218	20	128,755	131

Wholesale loans
As at 1 January 2021	163,707	201	40,258	453	2,096	27	206,061	681
Net transfers between stages	8,227	221	(7,174)	(215)	(1,053)	(6)	—	—
Business activity in the year	44,085	14	4,658	102	10	—	48,753	116
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8,819	(229)	(151)	7	515	(11)	9,183	(233)
Limit management and final repayments	(46,348)	(40)	(9,026)	(106)	(491)	(7)	(55,865)	(153)
As at 31 December 2021	178,490	167	28,565	241	1,077	3	208,132	411

Loans and advances at amortised cost (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2020	135,713	22	17,043	64	2,155	346	154,911	432
Transfers from Stage 1 to Stage 2	(8,724)	(1)	8,724	1	—	—	—	—
Transfers from Stage 2 to Stage 1	4,618	14	(4,618)	(14)	—	—	—	—
Transfers to Stage 3	(308)	—	(420)	(10)	728	10	—	—
Transfers from Stage 3	47	1	219	2	(266)	(3)	—	—
Business activity in the year[a]	22,548	7	714	2	4	—	23,266	9
Refinements to models used for calculation[b]	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(6,195)	(9)	(841)	42	(57)	105	(7,093)	138
Final repayments	(9,060)	(1)	(1,509)	(3)	(308)	(15)	(10,877)	(19)
Disposals[c]	—	—	—	—	—	—	—	—
Write-offs[d]	—	—	—	—	(22)	(22)	(22)	(22)
As at 31 December 2020[e]	138,639	33	19,312	84	2,234	421	160,185	538

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	46,012	542	10,759	2,007	3,409	2,335	60,180	4,884
Transfers from Stage 1 to Stage 2	(6,571)	(134)	6,571	134	—	—	—	—
Transfers from Stage 2 to Stage 1	3,080	482	(3,080)	(482)	—	—	—	—
Transfers to Stage 3	(712)	(25)	(1,162)	(398)	1,874	423	—	—
Transfers from Stage 3	76	39	67	12	(143)	(51)	—	—
Business activity in the year[a]	5,598	67	324	83	59	28	5,981	178
Refinements to models used for calculation[b]	—	13	—	296	—	—	—	309
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes[f]	(9,678)	(229)	(2,706)	1,174	(10)	1,353	(12,394)	2,298
Final repayments	(3,291)	(67)	(270)	(37)	(204)	(84)	(3,765)	(188)
Disposals[c]	(1,493)	(8)	(183)	(20)	(204)	(144)	(1,880)	(172)
Write-offs[d]	—	—	—	—	(1,609)	(1,609)	(1,609)	(1,609)
As at 31 December 2020[e]	33,021	680	10,320	2,769	3,172	2,251	46,513	5,700

Wholesale loans
As at 1 January 2020	117,541	143	10,432	302	2,359	547	130,332	992
Transfers from Stage 1 to Stage 2	(12,531)	(35)	12,531	35	—	—	—	—
Transfers from Stage 2 to Stage 1	4,121	40	(4,121)	(40)	—	—	—	—
Transfers to Stage 3	(1,137)	(4)	(875)	(58)	2,012	62	—	—
Transfers from Stage 3	471	22	247	13	(718)	(35)	—	—
Business activity in the year[a]	27,863	46	2,336	149	634	85	30,833	280
Refinements to models used for calculation[b]	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	13,828	130	3,811	339	(64)	799	17,575	1,268
Final repayments	(28,458)	(22)	(2,977)	(29)	(299)	(59)	(31,734)	(110)
Disposals[c]	(2,394)	—	(10)	—	—	—	(2,404)	—
Write-offs[d]	—	—	—	—	(333)	(333)	(333)	(333)
As at 31 December 2020[e]	119,304	320	21,374	711	3,591	1,066	144,269	2,097
Notes
a    Business activity in the year does not include additional drawdowns on the existing facility which are reported under 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes'.
b    Refinements to models used for calculation include a £309m adjustment which largely represents model remediation for over recovery of debt in UK unsecured lending. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
c    The £1.9bn disposals reported within Credit cards, unsecured loans and other retail lending portfolio includes £1.7bn sale of motor financing business within the Barclays Partner Finance business and £0.2bn relate to debt sales undertaken during the year. The £2.4bn disposal reported within Wholesale loans include sale of debt securities as part of the Group Treasury operations.
d     In 2020, gross write-offs amounted to £1,964m (2019: £1,883m) and post write-off recoveries amounted to £35m (2019: £124m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,929m (2019: £1,759m).
e    Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £180.3bn (December 2019: £149.3bn) and impairment allowance of £165m (December 2019: £24m). This comprises £11m ECL (December 2019: £12m) on £175.7bn Stage 1 assets (December 2019: £148.5bn), £9m (December 2019: £2m) on £4.4bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2019: £0.8bn) and £145m (December 2019: £10m) on £154m Stage 3 other assets (December 2019: £10m).
f    Transfers and risk parameter changes has seen an ECL increase which is materially driven by stage migration in response to the macroeconomic scenario updates, partially offset by a net release in ECL of £0.6bn due to a reclassification of £2.0bn gross loans and advances from Stage 2 to Stage 1 in credit cards and unsecured loans. The reclassification followed a review of back-testing of results which indicated that origination probability of default characteristics were unnecessarily moving Stage 1 accounts into Stage 2.

Reconciliation of ECL movement to credit impairment charge/(release) for the period	£m
Home loans	128
Credit cards, unsecured loans and other retail lending	2,597
Wholesale loans	1,438
ECL movement excluding assets derecognised due to disposals and write-offs	4,163
Recoveries and reimbursements[a]	(399)
Exchange and other adjustments[b]	145
Credit impairment charge on loan commitments and financial guarantees	776
Credit impairment charge on other financial assets[c]	153
Credit impairment charge for the year	4,838
Notes
a    Recoveries and reimbursements includes £364m for reimbursements expected to be received under the arrangement where Group has entered into financial guarantee contracts which provide credit protection over certain loan assets with third parties. Cash recoveries of previously written off amounts to £35m.
b    Includes foreign exchange and interest and fees in suspense.
c    Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £180.3bn (December 2019: £149.3bn) and impairment allowance of £165m (December 2019: £24m). This comprises £11m ECL (December 2019: £12m) on £175.7bn Stage 1 assets (December 2019: £148.5bn), £9m (December 2019: £2m) on £4.4bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2019: £0.8bn) and £145m (December 2019: £10m) on £154m Stage 3 other assets (December 2019: £10m).

Loan commitments and financial guarantees (audited)
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2020	9,542	—	500	—	4	—	10,046	—
Net transfers between stages	(82)	—	78	—	4	—	—	—
Business activity in the year	7,975	—	—	—	—	—	7,975	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5,332)	—	(27)	—	(2)	—	(5,361)	—
Limit management and final repayments	(242)	—	(35)	—	(1)	—	(278)	—
As at 31 December 2020	11,861	—	516	—	5	—	12,382	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	125,759	35	6,238	71	250	14	132,247	120
Net transfers between stages	(5,477)	43	4,725	(40)	752	(3)	—	—
Business activity in the year	5,214	2	158	3	2	1	5,374	6
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,298	(22)	1,636	272	(671)	15	2,263	265
Limit management and final repayments	(12,423)	(3)	(640)	(1)	(104)	(4)	(13,167)	(8)
As at 31 December 2020	114,371	55	12,117	305	229	23	126,717	383

Wholesale loans
As at 1 January 2020	185,839	62	12,447	99	681	41	198,967	202
Net transfers between stages	(28,325)	67	27,319	(72)	1,006	5	—	—
Business activity in the year	42,917	32	4,708	102	774	2	48,399	136
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	13,637	47	(44)	338	(69)	(20)	13,524	365
Limit management and final repayments	(50,361)	(7)	(4,172)	(14)	(296)	(1)	(54,829)	(22)
As at 31 December 2020	163,707	201	40,258	453	2,096	27	206,061	681

Management adjustments to models for impairment and Economic uncertainty management adjustments to models for impairment (audited)
Total management adjustments to impairment allowance are presented by product below:

Overview of management adjustments to models for impairment allowance (audited)[a]
	2021		2020
	Management adjustments to impairment allowances	Proportion of total impairment allowances	Management adjustments to impairment allowances	Proportion of total impairment allowances

As at 31 December	£m	%	£m	%
Home loans	103	21.7	131	24.3
Credit cards, unsecured loans and other retail lending	1,362	32.7	1,234	20.3
Wholesale loans	21	1.3	23	0.8
Total	1,486	23.6	1,388	14.8
Note
a    Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.

Management adjustments to models are presented by product below: (audited)[a]
	Impairment allowance pre management adjustments[b]	Economic uncertainty adjustments(a)	Other adjustments(b)	Total adjustments(a+b)	Total impairment allowance[c]

As at 31 December 2021	£m	£m	£m	£m	£m
Home loans	372	72	31	103	475
Credit cards, unsecured loans and other retail lending	2,798	1,217	145	1,362	4,160
Wholesale loans[d]	1,628	403	(382)	21	1,649
Total	4,798	1,692	(206)	1,486	6,284

As at 31 December 2020	£m	£m	£m	£m	£m
Home loans	407	21	110	131	538
Credit cards, unsecured loans and other retail lending	4,849	1,625	(391)	1,234	6,083
Wholesale loans[d]	2,755	421	(398)	23	2,778
Total	8,011	2,067	(679)	1,388	9,399
Notes
a    Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
b    Includes £4.1bn (2020: £6.8bn) of modelled ECL, £0.5bn (2020: £0.9bn) of individually assessed impairments and £0.2bn (2020: £0.3bn) ECL from non-modelled exposures.
c    Total impairment allowance consist of ECL stock on drawn and undrawn exposure.
d Other adjustments include £(0.4)bn related to Bounce Back Loan government guarantees in 2021. In the prior year, the adjustment was £(0.1)bn) and was presented under economic uncertainty.
Core macroeconomic variables for each scenario and the respective scenario weights

Baseline average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	4.9	2.3	1.9	1.7
UK unemployment[b]	4.8	4.7	4.5	4.3	4.2
UK HPI[c]	4.7	1.0	1.9	1.9	2.3
UK bank rate	0.1	0.8	1.0	1.0	0.8
US GDP[a]	5.5	3.9	2.6	2.4	2.4
US unemployment[d]	5.5	4.2	3.6	3.6	3.6
US HPI[e]	11.8	4.5	5.2	4.9	5.0
US federal funds rate	0.2	0.3	0.9	1.2	1.3

	2020	2021	2022	2023	2024
As at 31 December 2020%		%	%	%	%
UK GDP[a]	(10.1)	6.3	3.3	2.6	2.0
UK unemployment[b]	4.5	6.7	6.4	5.8	5.1
UK HPI[c]	6.1	2.4	2.3	5.0	2.4
UK bank rate	0.2	0.0	(0.1)	0.0	0.1
US GDP[a]	(4.4)	3.9	3.1	2.9	2.9
US unemployment[d]	8.4	6.9	5.7	5.6	5.6
US HPI[e]	2.3	2.8	4.7	4.7	4.7
US federal funds rate	0.5	0.3	0.3	0.3	0.4

Downside 2 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	0.2	(4.0)	2.8	4.3
UK unemployment[b]	4.8	7.2	9.0	7.6	6.3
UK HPI[c]	4.7	(14.3)	(21.8)	11.9	15.2
UK bank rate	0.1	2.2	3.9	3.1	2.2
US GDP[a]	5.5	(0.8)	(3.5)	2.5	3.2
US unemployment[d]	5.5	6.4	9.1	8.1	6.4
US HPI[e]	11.8	(6.6)	(9.0)	5.9	6.7
US federal funds rate	0.2	2.1	3.4	2.6	2.0

	2020	2021	2022	2023	2024
As at 31 December 2020%		%	%	%	%
UK GDP[a]	(10.1)	(3.9)	6.5	2.6	1.4
UK unemployment[b]	4.5	8.0	9.3	7.8	6.3
UK HPI[c]	6.1	(13.6)	(10.8)	0.5	1.5
UK bank rate	0.2	(0.2)	(0.2)	(0.1)	(0.1)
US GDP[a]	(4.4)	(2.4)	3.6	2.1	2.0
US unemployment[d]	8.4	13.4	11.9	10.1	8.2
US HPI[e]	2.3	(17.2)	(0.7)	0.6	1.3
US federal funds rate	0.5	0.3	0.3	0.3	0.3
Notes
a    Average Real GDP seasonally adjusted change in year.
b    Average UK unemployment rate 16-year+.
c    Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
d    Average US civilian unemployment rate 16-year+.
e    Change in year end US HPI = FHFA house price index, relative to prior year end.

Downside 1 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	2.8	(0.7)	2.3	2.9
UK unemployment[b]	4.8	6.2	6.8	6.0	5.3
UK HPI[c]	4.7	(6.8)	(10.5)	6.9	8.6
UK bank rate	0.1	1.6	2.7	2.3	1.6
US GDP[a]	5.5	1.6	(0.4)	2.4	2.7
US unemployment[d]	5.5	5.4	6.6	6.1	5.2
US HPI[e]	11.8	(1.2)	(2.1)	4.8	5.2
US federal funds rate	0.2	1.3	2.3	2.1	1.8

	2020	2021	2022	2023	2024
As at 31 December 2020%		%	%	%	%
UK GDP[a]	(10.1)	0.1	6.6	3.2	1.8
UK unemployment[b]	4.5	7.3	8.0	6.9	5.8
UK HPI[c]	6.1	(6.7)	(3.5)	1.7	2.0
UK bank rate	0.2	(0.1)	(0.1)	0.0	0.0
US GDP[a]	(4.4)	0.4	3.6	2.3	2.2
US unemployment[d]	8.4	11.0	8.9	6.9	6.1
US HPI[e]	2.3	(5.9)	1.8	2.6	3.6
US federal funds rate	0.5	0.3	0.3	0.3	0.3

Upside 2 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	7.2	4.0	2.7	2.1
UK unemployment[b]	4.8	4.5	4.1	4.0	4.0
UK HPI[c]	4.7	8.5	9.0	5.2	4.2
UK bank rate	0.1	0.2	0.5	0.5	0.3
US GDP[a]	5.5	5.3	4.1	3.5	3.4
US unemployment[d]	5.5	3.9	3.4	3.3	3.3
US HPI[e]	11.8	10.6	8.5	7.2	6.6
US federal funds rate	0.2	0.3	0.4	0.7	1.0

	2020	2021	2022	2023	2024
As at 31 December 2020%		%	%	%	%
UK GDP[a]	(10.1)	12.2	5.3	3.9	2.9
UK unemployment[b]	4.5	6.2	5.5	4.8	4.4
UK HPI[c]	6.1	6.6	10.4	10.8	7.3
UK bank rate	0.2	0.1	0.3	0.3	0.5
US GDP[a]	(4.4)	7.1	4.6	4.0	3.5
US unemployment[d]	8.4	5.5	4.3	4.1	4.1
US HPI[e]	2.3	8.8	9.1	8.9	7.5
US federal funds rate	0.5	0.3	0.4	0.6	0.9
Notes
a    Average Real GDP seasonally adjusted change in year.
b    Average UK unemployment rate 16-year+.
c    Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
d    Average US civilian unemployment rate 16-year+.
e    Change in year end US HPI = FHFA house price index, relative to prior year end.

Upside 1 average macroeconomic variables used in the calculation of ECL
	2021	2022	2023	2024	2025
As at 31 December 2021%		%	%	%	%
UK GDP[a]	6.2	6.0	3.1	2.3	1.9
UK unemployment[b]	4.8	4.6	4.3	4.2	4.1
UK HPI[c]	4.7	5.0	5.0	3.9	3.3
UK bank rate	0.1	0.6	0.8	0.8	0.5
US GDP[a]	5.5	4.6	3.4	2.9	2.9
US unemployment[d]	5.5	4.0	3.5	3.5	3.5
US HPI[e]	11.8	8.3	7.0	6.0	5.7
US federal funds rate	0.2	0.3	0.6	1.0	1.1

	2020	2021	2022	2023	2024
As at 31 December 2020%		%	%	%	%
UK GDP[a]	(10.1)	9.3	3.9	3.4	2.5
UK unemployment[b]	4.5	6.4	6.0	5.2	4.7
UK HPI[c]	6.1	4.6	6.1	6.1	4.7
UK bank rate	0.2	0.1	0.1	0.3	0.3
US GDP[a]	(4.4)	5.5	4.0	3.7	3.3
US unemployment[d]	8.4	6.0	4.8	4.6	4.6
US HPI[e]	2.3	6.8	6.7	6.3	5.6
US federal funds rate	0.5	0.3	0.3	0.5	0.8
Notes
a    Average Real GDP seasonally adjusted change in year.
b    Average UK unemployment rate 16-year+.
c    Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
d    Average US civilian unemployment rate 16-year+.
e    Change in year end US HPI = FHFA house price index, relative to prior year end.

Scenario probability weighting (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2021
Scenario probability weighting	20.9	27.2	30.1	14.8	7.0
As at 31 December 2020
Scenario probability weighting	20.2	24.2	24.7	15.5	15.4

Macroeconomic variables (specific bases)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2021%		%	%	%	%
UK GDP[b]	21.4	18.3	3.4	(1.6)	(1.6)
UK unemployment[c]	4.0	4.1	4.5	7.0	9.2
UK HPI[d]	35.7	23.8	2.4	(12.7)	(29.9)
UK bank rate	0.1	0.1	0.7	2.8	4.0
US GDP[b]	22.8	19.6	3.4	1.5	(1.3)
US unemployment[c]	3.3	3.5	4.1	6.8	9.5
US HPI[d]	53.3	45.2	6.2	2.2	(5.0)
US federal funds rate	0.1	0.1	0.8	2.3	3.5

As at 31 December 2020
UK GDP[b]	14.2	8.8	0.7	(22.1)	(22.1)
UK unemployment[c]	4.0	4.0	5.7	8.4	10.1
UK HPI[d]	48.2	30.8	3.6	(4.5)	(18.3)
UK bank rate	0.1	0.1	0.0	0.6	0.6
US GDP[b]	15.7	12.8	1.6	(10.6)	(10.6)
US unemployment[c]	3.8	3.8	6.4	13.0	13.7
US HPI[d]	42.2	30.9	3.8	(3.7)	(15.9)
US federal funds rate	0.1	0.1	0.3	1.3	1.3

Macroeconomic variables (5 year averages)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2021%		%	%	%	%
UK GDP[e]	4.4	3.9	3.4	2.7	1.8
UK unemployment[f]	4.3	4.4	4.5	5.8	7.0
UK HPI[g]	6.3	4.4	2.4	0.3	(2.0)
UK bank rate	0.3	0.5	0.7	1.7	2.3
US GDP[e]	4.4	3.9	3.4	2.4	1.3
US unemployment[f]	3.9	4.0	4.1	5.7	7.1
US HPI[g]	8.9	7.7	6.2	3.6	1.4
US federal funds rate	0.5	0.6	0.8	1.5	2.1

As at 31 December 2020
UK GDP[e]	2.5	1.6	0.7	0.1	(0.9)
UK unemployment[f]	5.0	5.3	5.7	6.5	7.2
UK HPI[g]	8.2	5.5	3.6	(0.2)	(3.6)
UK bank rate	0.3	0.2	0.0	0.0	(0.1)
US GDP[e]	2.9	2.4	1.6	0.8	0.1
US unemployment[f]	5.3	5.7	6.4	8.3	10.4
US HPI[g]	7.3	5.5	3.8	0.8	(3.0)
US federal funds rate	0.5	0.5	0.3	0.3	0.3
Notes
a    UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. 20 quarter period starts from Q121 (2020: Q120).
b    Maximum growth relative to Q420 (2020: Q419), based on 20 quarter period in Upside scenarios; 5-year yearly average CAGR in Baseline; minimum growth relative to Q420 (2020: Q419), based on 20 quarter period in Downside scenarios.
c    Lowest quarter in Upside scenarios; 5-year average in Baseline; highest quarter in Downside scenarios. Period based on 20 quarters from Q121 (2020: Q120).
d    Maximum growth relative to Q420 (2020: Q419), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q420 (2020: Q419), based on 20 quarter period in Downside scenarios.
e    5-year yearly average CAGR, starting 2020 (2020: 2019).
f    5-year average, Period based on 20 quarters from Q121 (2020: Q120).
g    5-year quarter end CAGR, starting Q420 (2020: Q419).

ECL under 100% weighted scenarios for key principal portfolios
ECL under 100% weighted scenarios for modelled portfolios (audited)
The table below shows the ECL assuming scenarios have been 100% weighted. Model exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve to the final reported weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario. Model exposure uses exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures. For Credit cards, unsecured loans and other retail lending, an average EAD measure is used (12-month or lifetime, depending on stage allocation in each scenario). Therefore, the model exposure movement into Stage 2 is higher than the corresponding Stage 1 reduction.
All ECL using a model is included, with the exception of Treasury assets (£3.9m of ECL). Non-modelled exposures and management adjustments are excluded. For information on management adjustments, please see pages 135 to 136.
Model exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2021 and not on macroeconomic scenarios.
The Downside 2 scenario represents a severe global recession with substantial falls in both UK and US GDP. Unemployment in UK markets rises towards 9.2% and US markets rises towards 9.5% and there are substantial falls in asset prices including housing. Under the Downside 2 scenario, model exposure moves between stages as the economic environment weakens. This can be seen in the movement of £23.6bn of model exposure into Stage 2 between the Weighted and Downside 2 scenario. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate.

	Scenarios
As at 31 December 2021	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Home loans	137,279	139,117	138,424	137,563	135,544	133,042
Credit cards, unsecured loans and other retail lending	45,503	46,170	45,963	45,751	43,131	38,820
Wholesale loans	174,249	177,453	176,774	175,451	169,814	161,998
Stage 1 Model ECL (£m)
Home loans	4	2	2	3	6	14
Credit cards, unsecured loans and other retail lending	324	266	272	279	350	418
Wholesale loans	290	240	262	286	327	350
Stage 1 Coverage (%)
Home loans	—	—	—	—	—	—
Credit cards, unsecured loans and other retail lending	0.7	0.6	0.6	0.6	0.8	1.1
Wholesale loans	0.2	0.1	0.1	0.2	0.2	0.2
Stage 2 Model exposure (£m)
Home loans	22,915	21,076	21,769	22,631	24,649	27,151
Credit cards, unsecured loans and other retail lending	7,200	6,260	6,521	6,795	9,708	14,290
Wholesale loans	32,256	29,052	29,732	31,054	36,692	44,507
Stage 2 Model ECL (£m)
Home loans	15	10	11	12	22	47
Credit cards, unsecured loans and other retail lending	1,114	925	988	1,058	1,497	3,295
Wholesale loans	572	431	467	528	851	1,510
Stage 2 Coverage (%)
Home loans	0.1	—	0.1	0.1	0.1	0.2
Credit cards, unsecured loans and other retail lending	15.5	14.8	15.2	15.6	15.4	23.1
Wholesale loans	1.8	1.5	1.6	1.7	2.3	3.4
Stage 3 Model exposure (£m)
Home loans	1,724	1,724	1,724	1,724	1,724	1,724
Credit cards, unsecured loans and other retail lending	1,922	1,922	1,922	1,922	1,922	1,922
Wholesale loans[a]	1,811	1,811	1,811	1,811	1,811	1,811
Stage 3 Model ECL (£m)
Home loans	303	292	295	299	320	346
Credit cards, unsecured loans and other retail lending	1,255	1,236	1,245	1,255	1,277	1,297
Wholesale loans[a]	323	321	322	323	326	332
Stage 3 Coverage (%)
Home loans	17.6	16.9	17.1	17.3	18.6	20.1
Credit cards, unsecured loans and other retail lending	65.3	64.3	64.8	65.3	66.4	67.5
Wholesale loans[a]	17.8	17.7	17.8	17.8	18	18.3
Total Model ECL (£m)
Home loans	322	304	308	314	348	407
Credit cards, unsecured loans and other retail lending	2,693	2,427	2,505	2,592	3,124	5,010
Wholesale loans[a]	1,185	992	1,051	1,137	1,504	2,192
Total ECL	4,200	3,723	3,864	4,043	4,976	7,609
Note
a    Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £524m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL	£m
Total model ECL	4,200
ECL from individually assessed impairments	524
ECL from non-modelled and other management adjustments[a]	1,560
Total ECL	6,284
Note
a    Includes £1.5bn of post model adjustments, of which £0.2bn is included as part of total model ECL and £0.2bn ECL from non-modelled exposures.

	Scenarios
As at 31 December 2020	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model exposure (£m)
Home loans	131,422	134,100	133,246	132,414	130,547	128,369
Credit cards, unsecured loans and other retail lending	51,952	53,271	52,932	51,995	50,168	48,717
Wholesale loans	149,099	155,812	154,578	152,141	144,646	131,415
Stage 1 Model ECL (£m)
Home loans	6	4	5	6	14	42
Credit cards, unsecured loans and other retail lending	392	316	340	372	415	415
Wholesale loans	262	242	258	249	278	290
Stage 1 Coverage (%)
Home loans	—	—	—	—	—	—
Credit cards, unsecured loans and other retail lending	0.8	0.6	0.6	0.7	0.8	0.9
Wholesale loans	0.2	0.2	0.2	0.2	0.2	0.2
Stage 2 Model exposure (£m)
Home loans	19,180	16,502	17,356	18,188	20,055	22,233
Credit cards, unsecured loans and other retail lending	13,399	10,572	11,579	13,176	16,477	19,322
Wholesale loans	32,677	25,963	27,198	29,635	37,130	50,361
Stage 2 Model ECL (£m)
Home loans	37	31	32	33	42	63
Credit cards, unsecured loans and other retail lending	2,207	1,618	1,837	2,138	2,865	3,564
Wholesale loans	1,410	952	1,047	1,223	1,771	2,911
Stage 2 Coverage (%)
Home loans	0.2	0.2	0.2	0.2	0.2	0.3
Credit cards, unsecured loans and other retail lending	16.5	15.3	15.9	16.2	17.4	18.4
Wholesale loans	4.3	3.7	3.8	4.1	4.8	5.8
Stage 3 Model exposure (£m)
Home loans	1,778	1,778	1,778	1,778	1,778	1,778
Credit cards, unsecured loans and other retail lending	2,585	2,585	2,585	2,585	2,585	2,585
Wholesale loans[a]	2,211	2,211	2,211	2,211	2,211	2,211
Stage 3 Model ECL (£m)
Home loans	307	282	286	290	318	386
Credit cards, unsecured loans and other retail lending	2,003	1,947	1,972	2,001	2,055	2,078
Wholesale loans[a]	146	128	134	141	157	184
Stage 3 Coverage (%)
Home loans	17.3	15.9	16.1	16.3	17.9	21.7
Credit cards, unsecured loans and other retail lending	77.5	75.3	76.3	77.4	79.5	80.4
Wholesale loans[a]	6.6	5.8	6.1	6.4	7.1	8.3
Total Model ECL (£m)
Home loans	350	317	323	329	374	491
Credit cards, unsecured loans and other retail lending	4,602	3,881	4,149	4,511	5,335	6,057
Wholesale loans[a]	1,818	1,322	1,439	1,613	2,206	3,385
Total ECL	6,770	5,520	5,911	6,453	7,915	9,933
Note
a    Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £902m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL[a]	£m
Total model ECL	6,770
ECL from individually assessed impairments	902
ECL from non-modelled and other management adjustments	1,727
Total ECL	9,399
Note
a    Includes £1.4bn of post-model adjustment and £0.3bn ECL from non-model exposures.

Concentrations of Credit Risk by geography and industry (audited)

Credit risk concentrations by geography (audited)
	United Kingdom	Americas	Europe	Asia	Africa and Middle East	Total
	£m	£m	£m	£m	£m	£m
As at 31 December 2021
On-balance sheet:
Cash and balances at central banks	114,959	38,735	76,846	7,789	245	238,574
Cash collateral and settlement balances	34,249	28,469	21,822	7,260	742	92,542
Loans and advances at amortised cost	270,261	51,599	24,352	11,039	4,200	361,451
Reverse repurchase agreements and other similar secured lending	9	123	401	2,508	186	3,227
Trading portfolio assets	12,926	29,539	15,092	4,943	889	63,389
Financial assets at fair value through the income statement	28,737	95,478	30,083	21,800	9,999	186,097
Derivative financial instruments	78,710	92,010	75,247	14,709	1,896	262,572
Financial assets at fair value through other comprehensive income	7,661	27,391	19,235	6,164	400	60,851
Other assets	949	223	39	1	—	1,212
Total on-balance sheet	548,461	363,567	263,117	76,213	18,557	1,269,915

Off-balance sheet:
Contingent liabilities	5,527	10,328	3,957	1,131	403	21,346
Loan commitments	105,844	192,303	40,523	5,104	1,937	345,711
Total off-balance sheet	111,371	202,631	44,480	6,235	2,340	367,057
Total	659,832	566,198	307,597	82,448	20,897	1,636,972

As at 31 December 2020
On-balance sheet:
Cash and balances at central banks	66,459	36,063	69,963	17,987	655	191,127
Cash collateral and settlement balances	33,893	27,287	30,121	9,558	508	101,367
Loans and advances at amortised cost	262,231	41,094	24,949	10,728	3,630	342,632
Reverse repurchase agreements and other similar secured lending	10	152	373	8,285	211	9,031
Trading portfolio assets	9,829	31,000	17,107	5,948	946	64,830
Financial assets at fair value through the income statement	34,229	88,327	25,709	14,742	7,524	170,531
Derivative financial instruments	93,430	90,801	101,102	14,532	2,581	302,446
Financial assets at fair value through other comprehensive income	10,672	27,504	28,607	11,006	138	77,927
Other assets	608	185	57	—	—	850
Total on-balance sheet	511,361	342,413	297,988	92,786	16,193	1,260,741

Off-balance sheet:
Contingent liabilities	5,876	10,122	3,809	1,222	580	21,609
Loan commitments	112,561	175,926	38,836	4,169	1,557	333,049
Total off-balance sheet	118,437	186,048	42,645	5,391	2,137	354,658
Total	629,798	528,461	340,633	98,177	18,330	1,615,399

Credit risk concentrations by industry (audited)
	Banks	Other financial insti- tutions	Manu- facturing	Const- ruction and property	Govern- ment and central bank	Energy and water	Whole- sale and retail distri- bution and leisure	Business and other services	Home loans	Cards, unsecured loans and other personal lending	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2021
On-balance sheet:
Cash and balances at central banks	52	74	—	—	238,448	—	—	—	—	—	—	238,574
Cash collateral and settlement balances	14,811	61,581	320	79	14,526	390	60	366	—	68	341	92,542
Loans and advances at amortised cost	8,519	32,332	6,701	25,722	30,827	4,345	11,455	19,113	169,205	42,198	11,034	361,451
Reverse repurchase agreements and other similar secured lending	645	2,049	—	—	533	—	—	—	—	—	—	3,227
Trading portfolio assets	2,586	8,817	4,881	1,097	32,574	4,043	1,734	4,716	—	—	2,941	63,389
Financial assets at fair value through the income statement	26,074	131,264	771	7,999	13,945	87	181	3,753	1,595	—	428	186,097
Derivative financial instruments	120,666	117,400	4,169	1,898	7,233	3,544	1,172	2,696	—	—	3,794	262,572
Financial assets at fair value through other comprehensive income	14,441	4,274	—	662	40,872	—	—	455	—	—	147	60,851
Other assets	618	450	1	3	8	—	2	104	—	21	5	1,212
Total on-balance sheet	188,412	358,241	16,843	37,460	378,966	12,409	14,604	31,203	170,800	42,287	18,690	1,269,915

Off-balance sheet:
Contingent liabilities	1,006	5,356	3,080	1,341	1,682	3,284	1,209	2,518	—	73	1,797	21,346
Loan commitments	1,395	55,071	42,587	16,673	1,362	26,461	16,299	25,682	11,656	121,680	26,845	345,711
Total off-balance sheet	2,401	60,427	45,667	18,014	3,044	29,745	17,508	28,200	11,656	121,753	28,642	367,057
Total	190,813	418,668	62,510	55,474	382,010	42,154	32,112	59,403	182,456	164,040	47,332	1,636,972

As at 31 December 2020
On-balance sheet:
Cash and balances at central banks	56	84	—	—	190,981	—	—	6	—	—	—	191,127
Cash collateral and settlement balances	17,986	67,305	375	35	13,946	871	30	575	—	—	244	101,367
Loans and advances at amortised cost	8,133	22,062	8,142	26,125	28,445	4,722	12,569	19,538	159,647	41,312	11,937	342,632
Reverse repurchase agreements and other similar secured lending	706	7,964	—	—	361	—	—	—	—	—	—	9,031
Trading portfolio assets	2,743	11,464	4,104	516	35,902	3,052	1,883	2,625	—	—	2,541	64,830
Financial assets at fair value through the income statement	21,824	131,943	608	5,668	5,530	13	64	3,712	971	—	198	170,531
Derivative financial instruments	155,767	116,526	4,126	2,725	11,649	3,288	1,235	2,361	—	0	4,769	302,446
Financial assets at fair value through other comprehensive income	18,829	5,843	1	425	51,955	—	—	733	—	—	141	77,927
Other assets	439	224	6	12	1	10	18	98	—	34	8	850
Total on-balance sheet	226,483	363,415	17,362	35,506	338,770	11,956	15,799	29,648	160,618	41,346	19,838	1,260,741

Off-balance sheet:
Contingent liabilities	1,150	5,501	3,187	1,260	1,678	3,223	1,005	2,283	—	155	2,167	21,609
Loan commitments	1,813	53,936	39,638	14,002	1,398	25,780	17,165	24,554	12,385	119,807	22,571	333,049
Total off-balance sheet	2,963	59,437	42,825	15,262	3,076	29,003	18,170	26,837	12,385	119,962	24,738	354,658
Total	229,446	422,852	60,187	50,768	341,846	40,959	33,969	56,485	173,003	161,308	44,576	1,615,399

Balance Sheet credit quality (audited)

Balance sheet credit quality (audited)
	PD range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
	£m	£m	£m	£m	%	%	%	%
As at 31 December 2021
Cash and balances at central banks	238,574	—	—	238,574	100	—	—	100
Cash collateral and settlement balances	83,257	9,275	10	92,542	90	10	—	100
Loans and advances at amortised cost:
Home loans	161,314	5,547	2,344	169,205	96	3	1	100
Credit cards, unsecured loans and other retail lending	25,664	14,293	1,836	41,793	62	34	4	100
Wholesale loans	104,823	40,437	5,193	150,453	70	27	3	100
Total loans and advances at amortised cost	291,801	60,277	9,373	361,451	80	17	3	100
Reverse repurchase agreements and other similar secured lending	3,141	86	—	3,227	97	3	—	100
Trading portfolio assets:
Debt securities	44,652	5,735	477	50,864	88	11	1	100
Traded loans	2,172	10,144	209	12,525	17	81	2	100
Total trading portfolio assets	46,824	15,879	686	63,389	74	25	1	100
Financial assets at fair value through the income statement:
Loans and advances	19,642	18,979	46	38,667	51	49	—	100
Debt securities	1,389	864	52	2,305	61	37	2	100
Reverse repurchase agreements	108,437	36,047	530	145,014	75	25	—	100
Other financial assets	93	18	—	111	84	16	—	100
Total financial assets at fair value through the income statement	129,561	55,908	628	186,097	70	30	—	100
Derivative financial instruments	246,628	15,678	266	262,572	94	6	—	100
Financial assets at fair value through other comprehensive income	60,845	6	—	60,851	100	—	—	100
Other assets	1,155	55	2	1,212	95	5	—	100
Total on-balance sheet	1,101,786	157,164	10,965	1,269,915	87	12	1	100

As at 31 December 2020
Cash and balances at central banks	191,127	—	—	191,127	100	—	—	100
Cash collateral and settlement balances	90,633	10,725	9	101,367	89	11	—	100
Loans and advances at amortised cost:					—	—	—	—
Home loans	150,748	6,310	2,589	159,647	94	4	2	100
Credit cards, unsecured loans and other retail lending	15,870	22,427	2,516	40,813	39	55	6	100
Wholesale loans	105,968	31,538	4,666	142,172	75	22	3	100
Total loans and advances at amortised cost	272,586	60,275	9,771	342,632	79	18	3	100
Reverse repurchase agreements and other similar secured lending	9,019	12	—	9,031	100	—	—	100
Trading portfolio assets:
Debt securities	51,395	4,871	216	56,482	91	9	—	100
Traded loans	704	5,107	2,537	8,348	9	61	30	100
Total trading portfolio assets	52,099	9,978	2,753	64,830	81	15	4	100
Financial assets at fair value through the income statement:
Loans and advances	16,467	14,369	43	30,879	53	47	—	100
Debt securities	1,126	521	46	1,693	66	31	3	100
Reverse repurchase agreements	95,376	41,566	674	137,616	70	30	—	100
Other financial assets	330	13	—	343	96	4	—	100
Total financial assets at fair value through the income statement	113,299	56,469	763	170,531	67	33	—	100
Derivative financial instruments	282,617	19,352	477	302,446	94	6	—	100
Financial assets at fair value through other comprehensive income	77,919	8	—	77,927	100	—	—	100
Other assets	778	68	4	850	92	8	—	100
Total on-balance sheet	1,090,077	156,887	13,777	1,260,741	87	12	1	100

Credit risk profile by internal PD band for loans and advances at amortised cost, contingent liabilities and loan commitments (audited)

Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2021
1 - 3	0.0 to <0.05%	Strong	95,795	1,554	—	97,349	283	8	—	291	97,058	0.3
4 - 5	0.05 to <0.15%	Strong	83,818	3,584	—	87,402	19	3	—	22	87,380	—
6 - 8	0.15 to <0.30%	Strong	58,409	9,722	—	68,131	41	12	—	53	68,078	0.1
9 - 11	0.30 to <0.60%	Strong	35,794	3,649	—	39,443	129	29	—	158	39,285	0.4
12 - 14	0.60 to <2.15%	Satisfactory	30,654	7,090	—	37,744	326	264	—	590	37,154	1.6
15 - 19	2.15 to <10%	Satisfactory	7,977	6,645	—	14,622	230	780	—	1,010	13,612	6.9
19	10 to <11.35%	Satisfactory	5,572	4,364	—	9,936	99	326	—	425	9,511	4.3
20 - 21	11.35 to <100%	Higher Risk	846	4,485	—	5,331	79	593	—	672	4,659	12.6
22	100%	Credit Impaired	—	—	7,235	7,235	—	—	2,521	2,521	4,714	34.8
Total			318,865	41,093	7,235	367,193	1,206	2,015	2,521	5,742	361,451	1.6

As at 31 December 2020
1 - 3	0.0 to <0.05%	Strong	82,312	3,095	—	85,407	6	35	—	41	85,366	—
4 - 5	0.05 to <0.15%	Strong	101,309	9,715	—	111,024	34	25	—	59	110,965	0.1
6 - 8	0.15 to <0.30%	Strong	30,697	6,263	—	36,960	47	64	—	111	36,849	0.3
9 - 11	0.30 to <0.60%	Strong	34,601	5,093	—	39,694	120	168	—	288	39,406	0.7
12 - 14	0.60 to <2.15%	Satisfactory	29,498	8,399	—	37,897	379	593	—	972	36,925	2.6
15 - 19	2.15 to <10%	Satisfactory	8,125	9,136	—	17,261	302	1,283	—	1,585	15,676	9.2
19	10 to <11.35%	Satisfactory	3,505	4,437	—	7,942	73	195	—	268	7,674	3.4
20 - 21	11.35 to <100%	Higher Risk	917	4,868	—	5,785	72	1,201	—	1,273	4,512	22.0
22	100%	Credit Impaired	—	—	8,997	8,997	—	—	3,738	3,738	5,259	41.5
Total			290,964	51,006	8,997	350,967	1,033	3,564	3,738	8,335	342,632	2.4

Credit risk profile by internal PD grade for contingent liabilities (audited)[a]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2021
1 - 3	0.0 to <0.05%	Strong	6,389	172	—	6,561	8	1	—	9	6,552	0.1
4 - 5	0.05 to <0.15%	Strong	2,929	503	—	3,432	2	2	—	4	3,428	0.1
6 - 8	0.15 to <0.30%	Strong	1,996	199	—	2,195	2	2	—	4	2,191	0.2
9 - 11	0.30 to <0.60%	Strong	2,794	216	—	3,010	4	1	—	5	3,005	0.2
12 - 14	0.60 to <2.15%	Satisfactory	1,990	287	—	2,277	19	8	—	27	2,250	1.2
15 - 19	2.15 to <10%	Satisfactory	817	479	—	1,296	5	10	—	15	1,281	1.2
19	10 to <11.35%	Satisfactory	607	254	—	861	21	42	—	63	798	7.3
20 - 21	11.35 to <100%	Higher Risk	141	1,162	—	1,303	3	77	—	80	1,223	6.1
22	100%	Credit Impaired	—	—	180	180	—	—	2	2	178	1.1
Total			17,663	3,272	180	21,115	64	143	2	209	20,906	1.0

As at 31 December 2020
1 - 3	0.0 to <0.05%	Strong	6,178	189	—	6,367	1	—	—	1	6,366	—
4 - 5	0.05 to <0.15%	Strong	2,765	428	—	3,193	3	2	—	5	3,188	0.2
6 - 8	0.15 to <0.30%	Strong	1,468	165	—	1,633	3	3	—	6	1,627	0.4
9 - 11	0.30 to <0.60%	Strong	3,524	552	—	4,076	5	33	—	38	4,038	0.9
12 - 14	0.60 to <2.15%	Satisfactory	2,712	546	—	3,258	8	25	—	33	3,225	1.0
15 - 19	2.15 to <10%	Satisfactory	305	398	—	703	7	21	—	28	675	4.0
19	10 to <11.35%	Satisfactory	264	423	—	687	17	83	—	100	587	14.6
20 - 21	11.35 to <100%	Higher Risk	40	769	—	809	—	61	—	61	748	7.5
22	100%	Credit Impaired	—	—	654	654	—	—	10	10	644	1.5
Total			17,256	3,470	654	21,380	44	228	10	282	21,098	1.3

Credit risk profile by internal PD grade for loan commitments (audited)[a]
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
Grading	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
As at 31 December 2021
1 - 3	0.0 to <0.05%	Strong	104,204	3,034	—	107,238	6	4	—	10	107,228	—
4 - 5	0.05 to <0.15%	Strong	68,986	5,524	—	74,510	10	5	—	15	74,495	—
6 - 8	0.15 to <0.30%	Strong	30,968	2,387	—	33,355	8	6	—	14	33,341	—
9 - 11	0.30 to <0.60%	Strong	40,539	2,524	—	43,063	8	6	—	14	43,049	—
12 - 14	0.60 to <2.15%	Satisfactory	30,065	4,713	—	34,778	81	30	—	111	34,667	0.3
15 - 19	2.15 to <10%	Satisfactory	7,091	3,516	—	10,607	21	37	—	58	10,549	0.5
19	10 to <11.35%	Satisfactory	10,407	3,091	—	13,498	8	13	—	21	13,477	0.2
20 - 21	11.35 to <100%	Higher Risk	2,219	6,754	—	8,973	11	58	—	69	8,904	0.8
22	100%	Credit Impaired	—	—	1,118	1,118	—	—	21	21	1,097	1.9
Total			294,479	31,543	1,118	327,140	153	159	21	333	326,807	0.1

As at 31 December 2020
1 - 3	0.0 to <0.05%	Strong	60,525	5,525	—	66,050	4	2	—	6	66,044	—
4 - 5	0.05 to <0.15%	Strong	74,860	6,322	—	81,182	12	16	—	28	81,154	—
6 - 8	0.15 to <0.30%	Strong	51,255	6,719	—	57,974	17	47	—	64	57,910	0.1
9 - 11	0.30 to <0.60%	Strong	43,650	6,950	—	50,600	17	72	—	89	50,511	0.2
12 - 14	0.60 to <2.15%	Satisfactory	30,994	9,908	—	40,902	119	131	—	250	40,652	0.6
15 - 19	2.15 to <10%	Satisfactory	5,702	4,971	—	10,673	27	113	—	140	10,533	1.3
19	10 to <11.35%	Satisfactory	4,886	5,129	—	10,015	11	25	—	36	9,979	0.4
20 - 21	11.35 to <100%	Higher Risk	811	3,897	—	4,708	5	124	—	129	4,579	2.7
22	100%	Credit Impaired	—	—	1,676	1,676	—	—	40	40	1,636	2.4
Total			272,683	49,421	1,676	323,780	212	530	40	782	322,998	0.2
Note
a    Excludes loan commitments and financial guarantees of £18.8bn (2020: £9.5bn) carried at fair value.

Derivative assets (audited)

Derivative assets (audited)
	2021			2020
	Balance sheet assets	Counterparty netting	Net exposure	Balance sheet assets	Counterparty netting	Net exposure
As at 31 December	£m	£m	£m	£m	£m	£m
Foreign exchange	76,975	60,525	16,450	85,115	68,108	17,007
Interest rate	125,905	92,669	33,236	172,334	128,072	44,262
Credit derivatives	5,682	4,525	1,157	4,605	3,584	1,021
Equity and stock index	51,723	43,084	8,639	38,972	32,183	6,789
Commodity derivatives	2,287	1,717	570	1,420	1,133	287
Total derivative assets	262,572	202,520	60,052	302,446	233,080	69,366
Cash collateral held			34,598			43,291
Net exposure less collateral			25,454			26,075

Management Value at Risk (audited)

Management VaR (95%, one day) (audited)
	2021			2020
	Average	High[a]	Low[a]	Average	High[a]	Low[a]
For the year ended 31 December	£m	£m	£m	£m	£m	£m
Credit risk	14	30	7	20	38	10
Interest rate risk	7	15	4	10	17	6
Equity risk	9	29	4	13	35	6
Basis risk	6	10	3	10	16	7
Spread risk	4	6	3	5	9	3
Foreign exchange risk	4	16	1	5	7	2
Commodity risk	—	1	—	1	1	—
Inflation risk	3	5	2	2	3	1
Diversification effect[a]	(28)	n/a	n/a	(34)	n/a	n/a
Total management VaR	19	36	6	32	57	18
Note
a    Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Deposit funding (audited)

Deposit funding (audited)
	2021			2020
Funding of loans and advances	Loans and advances at amortised cost	Deposits at amortised cost	Loan: deposit ratio[a]	Loan: deposit ratio
As at 31 December 2021	£bn	£bn	%	%
Barclays UK	222	260	85%	89%
Barclays International	134	259	52%	51%
Head Office	5	—
Barclays Group	361	519	70%	71%
Note
a    The loan: deposit ratio is calculated as loans and advances at amortised cost divided by deposits at amortised cost.

Contractual maturity of financial assets and liabilities (audited)

Contractual maturity of financial assets and liabilities (audited)
As at 31 December 2021	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	238,369	205	—	—	—	—	—	—	—	—	238,574
Cash collateral and settlement balances	2,807	89,735	—	—	—	—	—	—	—	—	92,542
Loans and advances at amortised cost	19,749	8,670	8,879	5,291	10,192	23,716	26,037	47,614	39,822	171,481	361,451
Reverse repurchase agreements and other similar secured lending	58	2,984	—	—	—	184	—	—	—	1	3,227
Trading portfolio assets	147,035	—	—	—	—	—	—	—	—	—	147,035
Financial assets at fair value through the income statement	24,257	127,085	9,281	7,042	3,451	5,889	5,394	2,590	2,564	4,419	191,972
Derivative financial instruments	261,678	58	48	—	—	82	145	537	15	9	262,572
Financial assets at fair value through other comprehensive income	—	4,280	1,488	1,245	1,419	3,834	8,205	13,188	18,226	9,868	61,753
Other financial assets	707	474	26	2	—	1	—	—	1	2	1,213
Total financial assets	694,660	233,491	19,722	13,580	15,062	33,706	39,781	63,929	60,628	185,780	1,360,339
Other assets											23,946
Total assets											1,384,285
Liabilities
Deposits at amortised cost	454,961	40,755	13,524	2,994	3,724	2,025	433	241	545	231	519,433
Cash collateral and settlement balances	2,983	76,388	—	—	—	—	—	—	—	—	79,371
Repurchase agreements and other similar secured borrowing	20	6,621	—	—	—	2,195	8,925	10,504	—	87	28,352
Debt securities in issue	—	24,399	12,606	5,845	3,254	9,792	8,957	12,948	12,218	8,848	98,867
Subordinated liabilities	—	1,007	—	74	1,218	27	1,063	1,885	5,603	1,882	12,759
Trading portfolio liabilities	54,169	—	—	—	—	—	—	—	—	—	54,169
Financial liabilities designated at fair value	14,342	158,059	17,065	10,557	3,909	7,861	9,185	8,558	7,746	13,678	250,960
Derivative financial instruments	255,747	4	22	18	5	124	177	302	122	362	256,883
Other financial liabilities	184	4,331	43	42	40	691	145	266	420	139	6,301
Total financial liabilities	782,406	311,564	43,260	19,530	12,150	22,715	28,885	34,704	26,654	25,227	1,307,095
Other liabilities											6,979
Total liabilities											1,314,074
Cumulative liquidity gap	(87,746)	(165,819)	(189,357)	(195,307)	(192,395)	(181,404)	(170,508)	(141,283)	(107,309)	53,244	70,211

Contractual maturity of financial assets and liabilities (audited)
As at 31 December 2020	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	190,347	182	598	—	—	—	—	—	—	—	191,127
Cash collateral and settlement balances	1,177	100,190	—	—	—	—	—	—	—	—	101,367
Loans and advances at amortised cost	14,098	11,970	8,388	4,956	5,234	25,392	22,133	36,286	47,944	166,231	342,632
Reverse repurchase agreements and other similar secured lending	150	8,698	—	—	—	—	183	—	—	—	9,031
Trading portfolio assets	127,950	—	—	—	—	—	—	—	—	—	127,950
Financial assets at fair value through the income statement	17,377	123,044	7,548	6,960	4,151	4,911	1,346	2,431	2,345	5,038	175,151
Derivative financial instruments	301,880	23	—	—	—	70	55	310	87	21	302,446
Financial assets at fair value through other comprehensive income	—	9,655	3,517	1,393	948	6,469	5,566	17,552	24,450	9,138	78,688
Other financial assets	357	451	19	22	—	1	—	—	—	—	850
Total financial assets	653,336	254,213	20,070	13,331	10,333	36,843	29,283	56,579	74,826	180,428	1,329,242
Other assets											20,272
Total assets											1,349,514
Liabilities
Deposits at amortised cost	410,894	41,468	15,886	5,073	3,082	2,264	625	601	764	379	481,036
Cash collateral and settlement balances	1,900	83,523	—	—	—	—	—	—	—	—	85,423
Repurchase agreements and other similar secured borrowing	4	3,276	—	—	—	1,400	2,329	7,073	—	92	14,174
Debt securities in issue	—	16,344	4,048	5,100	1,937	5,780	10,402	13,608	12,721	5,856	75,796
Subordinated liabilities	—	1,589	3,209	294	—	2,192	14	989	6,915	1,139	16,341
Trading portfolio liabilities	47,405	—	—	—	—	—	—	—	—	—	47,405
Financial liabilities designated at fair value	15,555	172,153	8,677	5,067	2,938	8,594	6,939	8,580	8,344	12,918	249,765
Derivative financial instruments	299,795	1	49	—	—	79	67	185	196	403	300,775
Other financial liabilities	101	2,915	49	46	45	738	156	273	436	210	4,969
Total financial liabilities	775,654	321,269	31,918	15,580	8,002	21,047	20,532	31,309	29,376	20,997	1,275,684
Other liabilities											6,948
Total liabilities											1,282,632
Cumulative liquidity gap	(122,318)	(189,374)	(201,222)	(203,471)	(201,140)	(185,344)	(176,593)	(151,323)	(105,873)	53,558	66,882

Contractual maturity of financial liabilities - undiscounted (audited)

Contractual maturity of financial liabilities - undiscounted (audited)
	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than one year	Over one year but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2021
Deposits at amortised cost	454,961	40,755	13,524	6,718	2,461	239	559	261	519,478
Cash collateral and settlement balances	2,983	76,388	—	—	—	—	—	—	79,371
Repurchase agreements and other similar secured borrowing	20	6,621	—	—	11,356	10,885	—	146	29,028
Debt securities in issue	—	24,450	12,625	9,075	19,225	14,060	14,147	13,690	107,272
Subordinated liabilities	—	1,063	—	1,379	1,213	2,316	6,627	2,867	15,465
Trading portfolio liabilities	54,169	—	—	—	—	—	—	—	54,169
Financial liabilities designated at fair value	14,342	158,094	17,096	14,558	17,445	8,908	7,949	22,062	260,454
Derivative financial instruments	255,747	5	22	24	305	316	134	449	257,002
Other financial liabilities	184	4,344	57	111	932	327	502	162	6,619
Total financial liabilities	782,406	311,720	43,324	31,865	52,937	37,051	29,918	39,637	1,328,858

As at 31 December 2020
Deposits at amortised cost	410,894	41,468	15,886	8,156	2,893	599	768	385	481,049
Cash collateral and settlement balances	1,900	83,523	—	—	—	—	—	—	85,423
Repurchase agreements and other similar secured borrowing	4	3,276	—	—	3,729	7,089	—	154	14,252
Debt securities in issue	—	16,368	4,058	7,061	16,684	14,715	14,882	9,852	83,620
Subordinated liabilities	—	1,597	3,328	311	2,498	1,152	8,578	1,587	19,051
Trading portfolio liabilities	47,405	—	—	—	—	—	—	—	47,405
Financial liabilities designated at fair value	15,555	172,186	8,683	8,007	15,604	8,586	8,369	20,835	257,825
Derivative financial instruments	299,795	1	49	—	147	187	204	443	300,826
Other financial liabilities	101	2,929	62	116	981	338	557	248	5,332
Total financial liabilities	775,654	321,348	32,066	23,651	42,536	32,666	33,358	33,504	1,294,783

Maturity analysis of off-balance sheet commitments received (audited)

Maturity analysis of off-balance sheet commitments received (audited)
	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2021
Guarantees, letters of credit and credit insurance	25,613	31	21	10	12	4	12	83	65	19	25,870
Other commitments received	455	—	—	—	—	—	—	—	—	—	455
Total off-balance sheet commitments received	26,068	31	21	10	12	4	12	83	65	19	26,325

As at 31 December 2020
Guarantees, letters of credit and credit insurance	26,368	86	37	68	8	18	14	47	40	25	26,711
Other commitments received	92	—	—	—	—	—	—	—	—	—	92
Total off-balance sheet commitments received	26,460	86	37	68	8	18	14	47	40	25	26,803

Maturity analysis of off-balance sheet commitments given (audited)

Maturity analysis of off-balance sheet commitments given (audited)
	On demand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2021
Contingent liabilities	21,207	135	4	—	—	—	—	—	—	—	21,346
Documentary credits and other short-term trade related transactions	1,582	2	—	—	—	—	—	—	—	—	1,584
Standby facilities, credit lines and other commitments	344,055	—	—	—	—	72	—	—	—	—	344,127
Total off-balance sheet commitments given	366,844	137	4	—	—	72	—	—	—	—	367,057

As at 31 December 2020
Contingent liabilities	21,307	213	57	6	1	25	—	—	—	—	21,609
Documentary credits and other short-term trade related transactions	1,084	1	1	—	—	—	—	—	—	—	1,086
Standby facilities, credit lines and other commitments	330,499	564	93	123	95	160	199	202	21	7	331,963
Total off-balance sheet commitments given	352,890	778	151	129	96	185	199	202	21	7	354,658

Captial resources (audited)

Capital ratios[a,b,c]
As at 31 December	2021	2020
CET1	15.1%	15.1%
Tier 1 (T1)	19.2%	19.0%
Total regulatory capital	22.3%	22.1%

Capital resources (audited)
	2021	2020
As at 31 December	£m	£m
Total equity excluding non-controlling interests per the balance sheet	69,222	65,797
Less: other equity instruments (recognised as AT1 capital)	(12,259)	(11,172)
Adjustment to retained earnings for foreseeable ordinary share dividends	(666)	(174)
Adjustment to retained earnings for foreseeable repurchase of shares	—	—
Adjustment to retained earnings for foreseeable other equity coupons	(32)	(30)

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(1,585)	(1,146)
Goodwill and intangible assets	(6,804)	(6,914)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,028)	(595)
Fair value reserves related to gains or losses on cash flow hedges	852	(1,575)
Gains or losses on liabilities at fair value resulting from own credit	892	870
Defined benefit pension fund assets	(2,619)	(1,326)
Direct and indirect holdings by an institution of own CET1 instruments	(50)	(50)
Adjustment under IFRS 9 transitional arrangements	1,229	2,556
Other regulatory adjustments	345	55
CET1 capital	47,497	46,296

AT1 capital
Capital instruments and related share premium accounts	12,259	11,172
Qualifying AT1 capital (including minority interests) issued by subsidiaries	637	646
Other regulatory adjustments and deductions	(80)	(80)
AT1 capital	12,816	11,738

T1 capital	60,313	58,034

T2 capital
Capital instruments and related share premium accounts	8,713	7,836
Qualifying T2 capital (including minority interests) issued by subsidiaries	1,113	1,893
Credit risk adjustments (excess of impairment over expected losses)	73	57
Other regulatory adjustments and deductions	(160)	(160)
Total regulatory capital	70,052	67,660

Total RWAs	314,136	306,203
Notes
aCET1, T1 and T2 capital, and RWAs are calculated applying the transitional arrangements of the CRR as amended by CRR II. This includes IFRS 9 transitional arrangements and the grandfathering of CRR and CRR II non-compliant capital instruments.
bThe fully loaded CET1 ratio, as is relevant for assessing against the conversion trigger in Barclays PLC AT1 securities, was 14.7%, with £46.3bn of CET1 capital and £313.9bn of RWAs calculated without applying the transitional arrangements of the CRR as amended by CRR II.
cThe Group’s CET1 ratio, as is relevant for assessing against the conversion trigger in Barclays Bank PLC 7.625% Contingent Capital Notes, was 15.1%. For this calculation CET1 capital and RWAs are calculated applying the transitional arrangements under the CRR as amended by CRR II, including the IFRS 9 transitional arrangements. The benefit of the Financial Services Authority (FSA) October 2012 interpretation of the transitional provisions, relating to the implementation of CRD IV, expired in December 2017.

Functional currency of the operation (audited)

Functional currency of operations (audited)
	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre-economic hedges	Economic hedges	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2021
USD	25,958	(7,707)	(2,356)	15,895	(7,389)	8,506
EUR	8,453	(3,408)	(3)	5,042	(268)	4,774
JPY	614	(97)	—	517	—	517
Other currencies	2,448	—	(64)	2,384	—	2,384
Total	37,473	(11,212)	(2,423)	23,838	(7,657)	16,181

As at 31 December 2020
USD	24,204	(7,666)	(764)	15,774	(6,193)	9,581
EUR	5,275	(952)	(3)	4,320	(286)	4,034
JPY	582	—	—	582	—	582
Other currencies	2,020	(42)	(24)	1,954	—	1,954
Total	32,081	(8,660)	(791)	22,630	(6,479)	16,151

Sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17

Net interest income sensitivity (AEaR) by business unit (audited)
	Barclays UK	Barclays International	Head Office	Total
As at 31 December	£m	£m	£m	£m
2021
+25bps	(2)	68	5	71
-25bps	(54)	(99)	(5)	(158)

2020
+25bps	10	86	4	100
-25bps	(141)	(263)	(4)	(408)
Note
•+25bps AEaR in Barclays International reflects refined modelling of pricing assumptions for 2021. Based on these assumptions, the 2020 scenario would have shown an AEaR of £121m.
•The Group’s customer banking book hedging activity is risk reducing from an NII sensitivity perspective. The hedges in place remove interest rate risk and smooth income over the medium term. The NII sensitivity for the Group at 31 December 2021 without hedging in place for +/-25bp rate shocks would be £218m/£305m respectively.

Net interest income sensitivity (AEaR) by currency (audited)
As at 31 December
	2021		2020
	+25 basis points	-25 basis points	+25 basis points	-25 basis points
	£m	£m	£m	£m
GBP	14	(85)	48	(313)
USD	58	(62)	48	(63)
EUR	5	(15)	10	(34)
Other currencies	(6)	4	(6)	2
Total	71	(158)	100	(408)
Note
+25bps AEaR in Barclays International reflects refined modelling of pricing assumptions for 2021. Based on these assumptions, the 2020 scenario would have shown a GBP AEaR of £83m.
Equity sensitivity measures the overall impact of a +/-25bps movement in interest rates on retained earnings, FVOCI, cash flow hedge reserves and pensions. For non-NII items a DV01 metric is used, which is an indicator of the shift in value for a 1bp movement in the yield curve.

Analysis of equity sensitivity (audited)
As at 31 December	2021		2020
	+25 basis points	-25 basis points	+25 basis points	-25 basis points
	£m	£m	£m	£m
Net interest income	71	(158)	100	(408)
Taxation effects on the above	(15)	33	(27)	110
Effect on profit for the year	56	(125)	73	(298)
As percentage of net profit after tax	0.8%	(1.7%)	3.0%	(12.1%)

Effect on profit for the year (per above)	56	(125)	73	(298)
Fair value through other comprehensive income reserve	(479)	408	(437)	453
Cash flow hedge reserve	(859)	859	(570)	570
Taxation effects on the above	361	(342)	272	(276)
Effect on equity	(921)	800	(662)	449
As percentage of equity	(1.3%)	1.2%	(1.0%)	0.7%
Note
+25bps AEaR in Barclays International reflects refined modelling of pricing assumptions for 2021. Based on these assumptions, the 2020 scenario would have shown an effect on equity of £(636)m.